Major Customers and Vendors (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Two vendors [Member]
Major Customers and Vendors (Textual)
Percentage of total purchases	10.00%	10.00%	10.00%
One customer [Member]
Major Customers and Vendors (Textual)
Percentage of total sales	21.00%	65.00%	77.00%
Percentage of outstanding accounts receivable balance	49.00%	36.00%	10.00%